Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Schedule of Accounts receivable

	December 31, 2021	December 31, 2020

Accounts receivable	$8,816,071	$4,242,392
Allowance for doubtful accounts	(2,478,341)	(123,890)
Total accounts receivable, net	$6,337,730	$4,118,502

Schedule of Movements of allowance for doubtful accounts

	December 31, 2021	December 31, 2020

Beginning balance	$123,890	$19,386
Addition	2,440,018	97,538
Reversal	(117,040)	—
Exchange rate effect	31,473	6,966
Ending balance	$2,478,341	$123,890